NOTES PAYABLE (Details - Debt reconcilation) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total Equipment notes payable	$ 4,983	$ 6,428	$ 0
Less: Equipment notes payable, current portion	(2,822)	(3,084)	0
Equipment notes payable, net of current portion	2,161	3,344	0
Taproot Omnibus Equipment Refinancing Agreement [Member]
Debt Instrument [Line Items]
Total Equipment notes payable	422	643	0
Taproot Equipment Financing Agreement [Member]
Debt Instrument [Line Items]
Total Equipment notes payable	$ 4,561	$ 5,785	$ 0